Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM CONVERTIBLE SECURITIES FUND
Entity Central Index Key	0000081247
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Convertible Securities Fund
Class Name	Class A
Trading Symbol	PCONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Putnam Convertible Securities Fund returned 23.80%. The Fund compares its performance to the ICE BofA U.S. Convertible Index, which returned 20.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection was the main driver of relative returns, specifically within the utilities, industrials, and technology sectors.
↑	Overweight positioning to NRG Energy, a North American energy company within utilities, was the top contributor to relative performance due to strong earnings growth.
↑	Overweight positioning to Apollo Global Management, a holding company for an asset manager and a retirement services company, was also beneficial.

Top detractors from performance:
↓	Overweight positioning and security selection within communication services was the largest detractor at the sector level, particularly due to underweight positioning of Dish Network.
↓	At the issuer level, underweight exposure to MicroStrategy, a bitcoin development company, was the top relative detractor due to a surge in the price of bitcoin.
↓	Overweight positioning to Dexcom, a leader in diabetes management and technology, detracted following a weak earnings results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	23.80	9.48	7.80
Class A (with sales charge)	16.68	8.19	7.16
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA U.S. Convertible Index	20.97	10.33	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,226,075
Holdings Count | $ / shares	101	[1]
Advisory Fees Paid, Amount	$ 3,234,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$516,226,075
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$3,234,522
Portfolio Turnover Rate	61%
[1]
Holdings [Text Block]		[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Convertible Securities Fund
Class Name	Class C
Trading Symbol	PRCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.78%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Putnam Convertible Securities Fund returned 22.88%. The Fund compares its performance to the ICE BofA U.S. Convertible Index, which returned 20.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection was the main driver of relative returns, specifically within the utilities, industrials, and technology sectors.
↑	Overweight positioning to NRG Energy, a North American energy company within utilities, was the top contributor to relative performance due to strong earnings growth.
↑	Overweight positioning to Apollo Global Management, a holding company for an asset manager and a retirement services company, was also beneficial.

Top detractors from performance:
↓	Overweight positioning and security selection within communication services was the largest detractor at the sector level, particularly due to underweight positioning of Dish Network.
↓	At the issuer level, underweight exposure to MicroStrategy, a bitcoin development company, was the top relative detractor due to a surge in the price of bitcoin.
↓	Overweight positioning to Dexcom, a leader in diabetes management and technology, detracted following a weak earnings results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	22.88	8.66	7.16
Class C (with sales charge)	21.88	8.66	7.16
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA U.S. Convertible Index	20.97	10.33	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,226,075
Holdings Count | $ / shares	101	[3]
Advisory Fees Paid, Amount	$ 3,234,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$516,226,075
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$3,234,522
Portfolio Turnover Rate	61%
[3]
Holdings [Text Block]		[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Putnam Convertible Securities Fund
Class Name	Class I
Trading Symbol	PCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of Putnam Convertible Securities Fund returned 24.26%. The Fund compares its performance to the ICE BofA U.S. Convertible Index, which returned 20.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection was the main driver of relative returns, specifically within the utilities, industrials, and technology sectors.
↑	Overweight positioning to NRG Energy, a North American energy company within utilities, was the top contributor to relative performance due to strong earnings growth.
↑	Overweight positioning to Apollo Global Management, a holding company for an asset manager and a retirement services company, was also beneficial.

Top detractors from performance:
↓	Overweight positioning and security selection within communication services was the largest detractor at the sector level, particularly due to underweight positioning of Dish Network.
↓	At the issuer level, underweight exposure to MicroStrategy, a bitcoin development company, was the top relative detractor due to a surge in the price of bitcoin.
↓	Overweight positioning to Dexcom, a leader in diabetes management and technology, detracted following a weak earnings results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	24.26	9.88	8.20
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA U.S. Convertible Index	20.97	10.33	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,226,075
Holdings Count | $ / shares	101	[5]
Advisory Fees Paid, Amount	$ 3,234,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$516,226,075
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$3,234,522
Portfolio Turnover Rate	61%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Convertible Securities Fund
Class Name	Class R
Trading Symbol	PCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$143	1.28%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Putnam Convertible Securities Fund returned 23.49%. The Fund compares its performance to the ICE BofA U.S. Convertible Index, which returned 20.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection was the main driver of relative returns, specifically within the utilities, industrials, and technology sectors.
↑	Overweight positioning to NRG Energy, a North American energy company within utilities, was the top contributor to relative performance due to strong earnings growth.
↑	Overweight positioning to Apollo Global Management, a holding company for an asset manager and a retirement services company, was also beneficial.

Top detractors from performance:
↓	Overweight positioning and security selection within communication services was the largest detractor at the sector level, particularly due to underweight positioning of Dish Network.
↓	At the issuer level, underweight exposure to MicroStrategy, a bitcoin development company, was the top relative detractor due to a surge in the price of bitcoin.
↓	Overweight positioning to Dexcom, a leader in diabetes management and technology, detracted following a weak earnings results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	23.49	9.20	7.53
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA U.S. Convertible Index	20.97	10.33	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,226,075
Holdings Count | $ / shares	101	[7]
Advisory Fees Paid, Amount	$ 3,234,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$516,226,075
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$3,234,522
Portfolio Turnover Rate	61%
[7]
Holdings [Text Block]		[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Convertible Securities Fund
Class Name	Class R6
Trading Symbol	PCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Putnam Convertible Securities Fund returned 24.16%. The Fund compares its performance to the ICE BofA U.S. Convertible Index, which returned 20.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection was the main driver of relative returns, specifically within the utilities, industrials, and technology sectors.
↑	Overweight positioning to NRG Energy, a North American energy company within utilities, was the top contributor to relative performance due to strong earnings growth.
↑	Overweight positioning to Apollo Global Management, a holding company for an asset manager and a retirement services company, was also beneficial.

Top detractors from performance:
↓	Overweight positioning and security selection within communication services was the largest detractor at the sector level, particularly due to underweight positioning of Dish Network.
↓	At the issuer level, underweight exposure to MicroStrategy, a bitcoin development company, was the top relative detractor due to a surge in the price of bitcoin.
↓	Overweight positioning to Dexcom, a leader in diabetes management and technology, detracted following a weak earnings results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	24.16	9.82	8.12
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA U.S. Convertible Index	20.97	10.33	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,226,075
Holdings Count | $ / shares	101	[9]
Advisory Fees Paid, Amount	$ 3,234,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$516,226,075
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$3,234,522
Portfolio Turnover Rate	61%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Convertible Securities Fund
Class Name	Class Y
Trading Symbol	PCGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class Y shares of Putnam Convertible Securities Fund returned 24.14%. The Fund compares its performance to the ICE BofA U.S. Convertible Index, which returned 20.97% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection was the main driver of relative returns, specifically within the utilities, industrials, and technology sectors.
↑	Overweight positioning to NRG Energy, a North American energy company within utilities, was the top contributor to relative performance due to strong earnings growth.
↑	Overweight positioning to Apollo Global Management, a holding company for an asset manager and a retirement services company, was also beneficial.

Top detractors from performance:
↓	Overweight positioning and security selection within communication services was the largest detractor at the sector level, particularly due to underweight positioning of Dish Network.
↓	At the issuer level, underweight exposure to MicroStrategy, a bitcoin development company, was the top relative detractor due to a surge in the price of bitcoin.
↓	Overweight positioning to Dexcom, a leader in diabetes management and technology, detracted following a weak earnings results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class Y	24.14	9.75	8.07
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA U.S. Convertible Index	20.97	10.33	8.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 516,226,075
Holdings Count | $ / shares	101	[11]
Advisory Fees Paid, Amount	$ 3,234,522
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$516,226,075
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$3,234,522
Portfolio Turnover Rate	61%
[11]
Holdings [Text Block]		[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Includes derivatives, if applicable.

[2]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
*	Includes derivatives, if applicable.

[8]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[9]
*	Includes derivatives, if applicable.

[10]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.